EX-99.1


Lehman Mortgage Trust
Mortgage Pass-Through Certificates

Distribution Date: 9/25/2008

Lehman Mortgage Trust
Mortgage Pass-Through Certificates
Series 2008-3

Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675

                                        Certificateholder Distribution Summary

         Class                   CUSIP            Record    Certificate      Certificate            Beginning             Interest
                                                    Date      Class          Pass-Through          Certificate         Distribution
                                                             Description         Rate                Balance
          A1                 52520UAA3        09/24/2008        SEN             2.84188%       198,542,197.11           469,264.10
          A2                 52520UAB1        09/24/2008        SEN             2.84188%        50,456,617.10           119,256.66
           R                 52520UAC9        05/30/2008        SEN             0.00000%                 0.00                 0.00

Totals                                                                                          248,998,814.21           588,520.76


                                   Certificateholder Distribution Summary (continued)


         Class                   Principal           Current              Ending              Total          Cumulative
                              Distribution          Realized         Certificate       Distribution            Realized
                                                        Loss             Balance                                 Losses
          A1                  1,322,313.11              0.00      197,219,884.00       1,791,577.21                0.00
          A2                          0.00              0.00       50,456,617.10         119,256.66                0.00
           R                          0.00              0.00                0.00               0.00                0.00

Totals                        1,322,313.11              0.00      247,676,501.10       1,910,833.87                0.00

Please refer to the Prospectus Supplement or Private Placement Memorandum for payment calculations and priorities.

All Record Dates are based upon the governing documents and logic set forth as of closing.


                                             Principal Distributions Junior Certificates

         Class                     Original             Beginning                            Accretion
                                       Face           Certificate          Principal
                                     Amount               Balance            Due

           A1                201,824,000.00        198,542,197.11       1,322,313.11              0.00
           A2                 50,456,617.00         50,456,617.10               0.00              0.00
           R                           0.00                  0.00               0.00              0.00

Totals                       252,280,617.00        248,998,814.21       1,322,313.11              0.00


                                        Principal Distributions Junior Certificates (continued)

         Class                   Realized              Total                 Ending             Ending                 Total
                                     Loss(1)       Principal            Certificate        Certificate             Principal
                                                   Reduction                Balance         Percentage          Distribution
          A1                         0.00       1,322,313.11         197,219,884.00         0.97718747          1,322,313.11
          A2                         0.00               0.00          50,456,617.10         1.00000000                  0.00
           R                         0.00               0.00                   0.00         0.00000000                  0.00

Totals                               0.00       1,322,313.11         247,676,501.10         0.98175002          1,322,313.11

(1) Please refer to the Prospectus Supplement or Private Placement Memorandum for a Full Description.




                                            Principal Distributions Junior Certificate Factors

         Class                      Original            Beginning                                 Accretion
                                        Face          Certificate            Principal
                                      Amount              Balance              Due
          A1                  201,824,000.00         983.73928329           6.55181302           0.00000000
          A2                   50,456,617.00        1000.00000198           0.00000000           0.00000000
           R                            0.00           0.00000000           0.00000000           0.00000000



                                      Principal Distributions Junior Certificate Factors (continued)

         Class                      Realized                Total                Ending              Ending                Total
                                        Loss(1)         Principal           Certificate         Certificate            Principal
                                                        Reduction               Balance          Percentage         Distribution
          A1                      0.00000000           6.55181302          977.18747027          0.97718747           6.55181302
          A2                      0.00000000           0.00000000         1000.00000198          1.00000000           0.00000000
           R                      0.00000000           0.00000000            0.00000000          0.00000000           0.00000000


(1) Please refer to the Prospectus Supplement or Private Placement Memorandum for a Full Description.
NOTE: All classes per $1,000 denomination.



                                                 Interest Distributions Junior Certificates

         Class                 Accrual        Accrual        Current            Beginning             Current        Payment of
                                Dates           Days     Certificate         Certificate/             Accrued    Unpaid Interest
                                                                Rate             Notional            Interest      Shortfall (1)
                                                                                  Balance
           A1             08/25/08 - 09/24/08    30         2.84188%       198,542,197.11          470,194.25               0.00
           A2             08/25/08 - 09/24/08    30         2.84188%        50,456,617.10          119,493.04               0.00
           R                              N/A   N/A         0.00000%                 0.00                0.00               0.00

Totals                                                                                             589,687.29               0.00




                                           Interest Distributions Junior Certificates (continued)

         Class                        Current        Non-Supported                Total            Remaining               Ending
                                     Interest             Interest             Interest      Unpaid Interest         Certificate/
                                 Shortfall(1)            Shortfall         Distribution         Shortfall(1)             Notional
                                                                                                                          Balance
           A1                          930.15                 0.00           469,264.10             1,931.98       197,219,884.00
           A2                          236.38                 0.00           119,256.66               489.52        50,456,617.10
           R                             0.00                 0.00                 0.00                 0.00                 0.00

Totals                               1,166.53                 0.00           588,520.76             2,421.50

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable. Please refer to the Prospectus Supplement or Private
Placement Memorandum for a Full Description.


                                           Interest Distributions Junior Certificate Factors

         Class                        Original         Current           Beginning               Current           Payment of
                                          Face     Certificate         Certificate/              Accrued       Unpaid Interest
                                        Amount            Rate             Notional             Interest         Shortfall (1)
                                                                            Balance
          A1                    201,824,000.00        2.84188%         983.73928329           2.32972417            0.00000000
          A2                     50,456,617.00        2.84188%        1000.00000198           2.36823329            0.00000000
           R                              0.00        0.00000%           0.00000000           0.00000000            0.00000000



                                       Interest Distributions Junior Certificate Factors (continued)

         Class                       Current         Non-Supported                Total    Remaining Unpaid              Ending
                                    Interest              Interest             Interest            Interest         Certificate/
                                Shortfall(1)             Shortfall         Distribution        Shortfall(1)             Notional
                                                                                                                         Balance
          A1                      0.00460872            0.00000000           2.32511545    1931980.00000000         977.18747027
          A2                      0.00468482            0.00000000           2.36354847     489520.00000000        1000.00000198
           R                      0.00000000            0.00000000           0.00000000          0.00000000           0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable. Please refer to the Prospectus Supplement or Private
Placement Memorandum for a Full Description.

NOTE: All classes per $1,000 denomination.


                                                 Delinquency Status


            DELINQUENT           BANKRUPTCY           FORECLOSURE          REO                 Total
            No. of Loans         No. of Loans         No. of Loans         No. of Loans        No. of Loans
            Principal Balance    Principal Balance    Principal Balance    Principal Balance   Principal Balance
0-29 Days                        6                    0                    0                   6
                                 752,953.50           0.00                 0.00                752,953.50

30 Days     125                  2                    0                    0                   127
            28,047,502.80        213,368.26           0.00                 0.00                28,260,871.06

60 Days     54                   2                    0                    0                   56
            13,028,975.15        772,290.15           0.00                 0.00                13,801,265.30

90 Days     27                   2                    0                    0                   29
            7,524,271.28         390,070.46           0.00                 0.00                7,914,341.74

120 Days    10                   1                    16                   0                   27
            2,776,259.03         98,596.46            3,229,629.84         0.00                6,104,485.33

150 Days    7                    2                    19                   0                   28
            1,764,395.93         493,180.96           4,229,256.63         0.00                6,486,833.52

180+ Days   8                    6                    70                   22                  106
            2,351,541.91         1,164,762.67         17,611,054.24        4,382,922.20        25,510,281.02

Totals      231                  21                   105                  22                  379
            55,492,946.10        3,885,222.46         25,069,940.71        4,382,922.20        88,831,031.47

            No. of Loans         No. of Loans         No. of Loans         No. of Loans        No. of Loans
            Principal Balance    Principal Balance    Principal Balance    Principal Balance   Principal Balance
0-29 Days                        0.265135%            0.000000%            0.000000%           0.265135%
                                 0.153910%            0.000000%            0.000000%           0.153910%

30 Days     5.523641%            0.088378%            0.000000%            0.000000%           5.612019%
            5.733127%            0.043614%            0.000000%            0.000000%           5.776742%

60 Days     2.386213%            0.088378%            0.000000%            0.000000%           2.474591%
            2.663224%            0.157862%            0.000000%            0.000000%           2.821086%

90 Days     1.193106%            0.088378%            0.000000%            0.000000%           1.281485%
            1.538019%            0.079733%            0.000000%            0.000000%           1.617753%

120 Days    0.441891%            0.044189%            0.707026%            0.000000%           1.193106%
            0.567489%            0.020154%            0.660161%            0.000000%           1.247804%

150 Days    0.309324%            0.088378%            0.839593%            0.000000%           1.237296%
            0.360656%            0.100810%            0.864493%            0.000000%           1.325959%

180+ Days   0.353513%            0.265135%            3.093239%            0.972161%           4.684048%
            0.480673%            0.238087%            3.599836%            0.895903%           5.214500%

Totals      10.207689%           0.927972%            4.639859%            0.972161%           16.747680%
            11.343189%           0.794170%            5.124491%            0.895903%           18.157753%


                                                 CREDIT SUPPORT


                                   Original $      Original %       Current $        Current %
Class A2                                 0.00     0.00000000%            0.00      0.00000000%
Class R                                  0.00     0.00000000%            0.00      0.00000000%

Please Refer to the Private Placement Memorandum for a Full Description of Loss Exposure


                               Administation Fees

Certificate Administration Fee                                          0.00





                         Additional Reporting - Deal Level

                                Informational Reporting

LIBOR                                                              2.471880%



                                              Underlying Collateral Information

                                                                       Class Portion of                       Ending Class
                                 Class                Class            Non-Supported           Class             Prinicpal
Issuer  Deal          Class      Principal Paid       Interest Paid    Interest Shortfall      Losses              Balance
LMT    2007-1         2-A1     1,322,313.11           588,520.76             0.00                 0.00         247,676,501.10

Totals                         1,322,313.11           588,520.76             0.00                 0.00         247,676,501.10



                                           Underlying Collateral Information (continued)

                     Ending Pool                                                                   Number of
                     Scheduled Principal           Current                   Cumulative            Loans
Issuer  Deal         Balance                       Losses                     Losses               Outstanding
LMT    2007-1        488,783,535.75               307,886.24                1,122,028.16              2,263

Totals               488,783,535.75               307,886.24                1,122,028.16              2,263



                                              Underlying Delinquency Information

                         30 to 60 Days              60 to 90 Days                    90 Plus Days
Issuer     Deal      Count        Amount        Count        Amount             Count         Amount

LMT     2007-1       125     28,047,502.80        54    13,028,975.15            52      14,416,468.15

Totals               125     28,047,502.80        54    13,028,975.15            52      14,416,468.15



                                            Underlying Delinquency Information (continued)

                             Bankruptcy                      Foreclosure                      REO
  Issuer     Deal        Count         Amount           Count          Amount        Count           Amount
 LMT      2007-1          21        3,885,222.46         105   25,069,940.71            22       4,382,922.20

Totals                    21        3,885,222.46         105   25,069,940.71            22       4,382,922.20





                                    SUPPLEMENTAL REPORTING

Accrual Period:
With respect to any Distribution Date and any Class of Certificates (other than the Class R Certificate), the period beginning on the immediately preceding Distribution Date (or for the first Accrual Period, on May 25, 2008)
and ending on the day immediately preceding the related Distribution Date, provided that each Accrual Period (except for the first Accrual Period) shall be comprised of 30 days.  Interest shall accrue on such Class of Certificates
(other than the Class R Certificate) on the basis of a 360-day year comprising twelve 30-day months.

Closing Date:
May 30, 2008.

Cut-off Date:
May 1, 2008.

Distribution Date:
The 25th day of each month, or, if such 25th day is not a Business Day, the next succeeding Business Day commencing in June 2008.

LIBOR Determination Date:
The second LIBOR Business Day preceding the commencement of each Accrual Period (other than the first Accrual
Period).

LIBOR Business Day:
Any day on which banks in London, England and The City of New York are open and conducting transactions in foreign currency and exchange.

Record Date:
 With respect to each Distribution Date and each Class of Offered Certificates, the Business Day immediately preceding the related Distribution Date.  With respect to the Class R Certificate and any Class of Definitive Certificates
and any Distribution Date, the last Business Day of the month immediately preceding the month in which the Distribution
Date occurs (or, in the case of the first Distribution Date, the Closing Date).

